Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of supplemental information related to operating leases
	December 31,
	2021	2020
Weighted average remaining lease term, in years:	2.91	3.39
Weighted average discount rate:	8.4%	8.5%
Cash flows from operating activities, (in thousands USD)
Cash paid for operating leases included in the measurement of lease liabilities	$3,711	$3,699

Schedule of future expected maturities of lease obligations
(in thousands USD)	Lease Payments
2022	$3,234
2023	1,844
2024	1,197
2025	763
2026	289
Thereafter	—
Total undiscounted lease payments	7,327
Less: imputed interest	734
Present value of operating lease liability	$6,593